PROPERTY AND EQUIPMENT (Property, Plant and Equipment other than mining properties and mineral rights)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment other than mining properties and mineral rights
Property and equipment
PROPERTY AND EQUIPMENT

NOTE 6 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Life	December 31, 2013	December 31, 2012
Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	234,518	220,060
Land	—	266,977	266,977
Building and improvements	5 - 25 years	730,068	727,965
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipment	10 years	3,169,442	3,166,280
Vehicles and mining equipment	5 - 10 years	695,825	682,373
		8,683,500	8,650,325
Less: accumulated depreciation		(2,232,860)	(1,263,549)

		$6,450,640	$7,386,776

For the years ended December 31, 2013 and 2012, depreciation expense amounted to $969,311 and $992,648 respectively.